29 Borrowings (Details 2) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 8,404	$ 13,418	$ 17,311
Fixed rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	8,404	11,355
Floating rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		2,063
Less than 1 year [member] | Fixed rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	143	196
Less than 1 year [member] | Floating rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		2,063
From 1 to 2 years [member] | Fixed rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	8,261
From 2 to 5 years [member] | Fixed rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 11,159